LONG-TERM OPERATING COMMITMENTS	12 Months Ended
Dec. 31, 2019
LONG-TERM OPERATING COMMITMENTS
LONG-TERM OPERATING COMMITMENTS

NOTE 33 - LONG-TERM OPERATING COMMITMENTS

The Company’s long-term commitments mainly related to electricity and fuel purchase contracts are:

33.1 - Purchase of energy

Companies	2021	2022	2023	2024	2025	After 2025
CGTEE	218,262	236,072	236,072	—	—	—
Amazonas GT	833,419	833,419	833,419	833,419	295,287	—
Chesf	268,747	214,148	214,148	213,531	213,531	1,966,158
Eletrosul	423,358	409,074	408,233	402,625	398,948	3,834,088
Furnas	844,080	834,995	712,080	705,240	699,361	2,499,753
Total	2,587,866	2,527,708	2,403,952	2,154,815	1,607,127	8,299,999

33.2 - Fuel suppliers

Companies	2021	2022	2023	2024	2025	After 2025
CGTEE	89,496	89,946	89,946	89,946	—	—
Eletronuclear	11,356	72,329	167,177	—	67,935	10,397,397
Amazonas GT	2,926,104	2,926,104	2,926,104	2,926,104	2,926,104	8,778,312
Total	3,026,956	3,088,379	3,183,227	3,016,050	2,994,039	19,175,709

The subsidiary Eletronuclear, which has contracts signed with Indústrias Nucleares do Brasil S.A. - INB for the acquisition of Nuclear Fuel for the production of electric energy, for the refills of the Angra 1 NPP and Angra 2 NPP, as well as the initial charge and future refills of Angra 3 NPP.

At subsidiary Amazonas, there is a long-term commitment regarding the purchase of natural gas for the purpose of generating thermoelectric power with Companhia de Gás Natural do Amazonas - CIGÁS. The contract's deadline is November 30, 2030.

33.3- Sale of Energy

Companies	2021	2022	2023	2024	2025	After 2025
Amazonas GT	729,016	752,748	800,213	826,202	858,708	2,600,806
CGTEE	738,482	738,196	735,858	500,472	456,397	—
Chesf	783,354	729,683	729,683	729,635	729,635	6,331,603
Eletrosul	424,258	424,258	424,347	425,332	424,240	5,746,748
Eletronuclear	3,726,446	3,726,446	3,726,446	3,726,446	3,726,446	—
Furnas	2,255,060	2,275,957	2,283,272	2,286,696	2,285,863	32,546,675
Eletronorte	4,846	5,013	5,178	5,178	5,178	142,011
Total	8,661,462	8,652,301	8,704,997	8,499,961	8,486,467	47,367,843

34.4- Social and environmental commitments

Companies	2021	2022	2023	2024	2025	After 2025
Eletronuclear	46,299	64,384	60,169	57,007	57,007	56,065
Eletronorte	940,313	9,731	7,203	7,203	7,203	3,050
Total	986,612	74,115	67,372	64,210	64,210	59,115

Angra 3

Terms of commitments assumed with the Municipalities of Angra dos Reis, Rio Claro and Paraty, in which Eletronuclear undertakes to enter into specific socio-environmental agreements linked to Angra 3 NPP, aiming at the execution of programs and projects in accordance with the conditions established by IBAMA.

Tucuruí

As a result of legal requirements, related to the expansion works of the Tucuruí Hydroelectric Power Plant and the increase in the quota of its reservoir, from 72 to 74 meters, there was a need to carry out the licensing process for this undertaking with the State Department for the Environment (Sema), of the State of Pará, having been defined by that body, as a condition for the release of the Installation License (LI), that Eletronorte had to implement various mitigation and socio-environmental compensation programs.

33.5- Acquisition of fixed assets and intangible assets

Companies	2021	2022	2023	2024	2025	After 2025
Chesf	188,933	3,644	3,644	—	—	—
Eletronuclear	266,618	415,664	625,366	371,410	292,315	36,480
Eletrosul	1,839	—	—	—	—	—
Total	457,390	419,308	629,010	371,410	292,315	36,480

Contracts signed with different suppliers for the purchase of equipment to replace fixed assets, mainly from the Angra 1, Angra 2 and Angra 3 plants, necessary for the operational maintenance of these assets.

33.6- Acquisition of supplies

Companies	2021	2022	2023	2024	2025
CGTEE	29,352	29,352	29,352	14,676	14,676

The subsidiary CGTEE acquires lime to control waste emissions from its plants.

33.7- Commitments - Joint ventures

The commitment amounts of joint ventures are shown below by the proportion of the companies’ interests.

33.7.1 - Use of public assets

Companies	2021	2022	2023	2024	2025	After 2025
SINOP	1,958	1,966	1,974	1,982	1,982	18,945

33.7.2 - Capital contribution

The Company has entered into future commitments regarding the shareholding in SPE, related to AFAC, as shown below:

Companies	2021	2022	2023	2024	2025
Teles Pires	84,028	83,000	79,312	—	—
ESBR	50,301	42,685	40,093	18,420	14,714
Brasil Ventos	9,700	10,100	10,500	—	—
Vale São Bartolomeu	959	629	—	—	—
Total	144,988	136,414	129,905	18,420	14,714